Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	24,000,000	24,000,000
Common stock, shares outstanding (in shares)	4,564,428	208,258
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares outstanding (in shares)	79,246	1,895,010